Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Tactical Advantage ETF [Member]
Shareholder Report [Line Items]
Fund Name	Tactical Advantage ETF
Class Name	Tactical Advantage ETF
Trading Symbol	FDAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tactical Advantage ETF (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tacticaladvantageetf.com. You can also request this information by contacting us at (833) 817-7010 or by writing to the Tactical Advantage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 817-7010
Additional Information Website	www.tacticaladvantageetf.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Advantage ETF	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ending on 3/31/25, the Fund generated a total return of 3.23% at NAV. For comparison, the S&P 500® Index had an 8.25% total return.

What Factors Influenced Performance

The performance of the Fund was constrained due to its defensive allocation during this past year. The Fund's strategy took into consideration investors’ natural aversion to loss and the uncertain outcomes of the Presidential election and more recently, an economy struggling with slower growth, lingering inflation and uncertainty from tariffs. As such, capital preservation was made a priority verses growth.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended March 31, 2025	1 Year	Since Inception (4/19/2023)
Tactical Advantage ETF - at NAV	3.23%	7.90%
S&P 500® Total Return Index	8.25%	18.38%

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,426,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 183,731
Investment Company, Portfolio Turnover	823.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$31,426
Number of Holdings	9
Total Advisory Fee Paid	$183,731
Annual Portfolio Turnover	823%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets) Percentages are based on total net assets. Cash Equivalents represents liabilities in excess of other assets.
Largest Holdings [Text Block]

Top Holdings	(% of Total Net Assets)
iShares 0-3 Month Treasury Bond ETF	48.9
Energy Select Sector SPDR Fund	8.1
SPDR Portfolio S&P 600 Small Cap ETF	7.9
SPDR S&P Insurance ETF	7.3
Utilities Select Sector SPDR Fund	7.2
Global X MLP & Energy Infrastructure ETF	7.1
iShares U.S. Aerospace & Defense ETF	6.8
First American Government Obligations Fund - Class X, 4.27%	4.9
Communication Services Select Sector SPDR Fund	2.9